FV Measurements (Financial Liabilities not Measured at Fair Value on Consolidated Balance Sheets) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurement [Domain]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	$ 18,956	$ 17,941
Fair Value Measurement [Domain] | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	0	0
Fair Value Measurement [Domain] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	18,535	17,688
Fair Value Measurement [Domain] | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	421	253
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	19,654	18,407
Financial assets and liabilities	$ 18,956	$ 17,941